Personnel expenses - (Tables)	12 Months Ended
Dec. 31, 2017
Personnel expenses
The summary of total personnel expenses

	Consolidated Group
Skr mn	2017	2016	2015
Salaries and remuneration to the Board of Directors and the Chief Executive Officers	-7	-6	-6
Salaries and remuneration to Senior Executives	-20	-18	-17
Salaries and remuneration to other employees	-162	-160	-141
Pensions	-58	-57	-62
Social insurance	-61	-58	-56
Other personnel expenses	-12	-9	-13

Total personnel expenses	-320	-308	-295

The summary of remuneration and other benefits to Board of Directors and Senior Executives

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group 2017 Skr thousand	Fee, includes committee fee	Fixed remuneration	Other -benefits	Pension fee	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-745	—	—	—	-745
Other members of the Board of Directors:
Cecilia Ardström	-344	—	—	—	-344
Jan Belfrage, resigned March 22, 2017	-72	—	—	—	-72
Anna Brandt, from November 21, 2017	—	—	—	—	—
Reinhold Geijer, from March 22, 2017	-213	—	—	—	-213
Hans Larsson, from March 22, 2017	-212	—	—	—	-212
Susanne Lithander	-263	—	—	—	-263
Lotta Mellström(5)	—	—	—	—	—
Ulla Nilsson	-273	—	—	—	-273
Teppo Tauriainen, resigned November 21, 2017(5)	—	—	—	—	—
Magnus Uggla, resigned March 22, 2017(4)	-46	—	—	—	-46
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,638	-97	-1,372	-6,107
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,278	-92	-1,159	-4,529
Karl Johan Bernerfalk, General Counsel	—	-1,372	-18	-447	-1,837
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,908	-19	-465	-3,392
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,252	-11	-485	-2,748
Johan Henningsson, Head of Sustainability	—	-1,191	-30	-435	-1,656
Petra Könberg, Head of Marketing & Business Development, from April 18, 2017	—	-830	-20	-220	-1,070
Jane Lundgren Ericsson, Head of Lending	—	-2,410	-98	-720	-3,228
Ingela Nachtweij, Acting Chief Information Officer (CIO), from January 10	—	-1,520	-27	-414	-1,961
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,415	-105	-536	-2,056
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,191	-112	-720	-3,023
Edvard Unsgaard, Head of Communication, resigned April 18, 2017	—	-314	-8	-102	-424

Total	-2,168	-24,319	-637	-7,075	-34,199

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group 2016 Skr thousand	Fee, includes committee fee	Fixed remuneration (1)	Other -benefits(2)	Pension fees (3)	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-669	—	—	—	-669
Other members of the Board of Directors:
Cecilia Ardström	-216	—	—	—	-216
Jan Belfrage	-225	—	—	—	-225
Susanne Lithander	-240	—	—	—	-240
Lotta Mellström(5)	—	—	—	—	—
Ulla Nilsson	-244	—	—	—	-244
Jan Roxendal, resigned April 26, 2016(4)	-109	—	—	—	-109
Teppo Tauriainen(5)	—	—	—	—	—
Magnus Uggla, from April 26, 2016(4)	-186	—	—	—	-186
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,487	-86	-1,332	-5,905
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,207	-86	-1,112	-4,405
Karl Johan Bernerfalk, General Counsel	—	-1,281	-11	-405	-1,697
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,769	-12	-467	-3,248
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,253	-12	-460	-2,725
Johan Henningsson, Head of Sustainability	—	-1,124	-12	-379	-1,515
Jane Lundgren Ericsson, Head of Lending	—	-2,355	-81	-616	-3,052
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,360	-91	-487	-1,938
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,164	-41	-676	-2,881
Edvard Unsgaard, Head of Communication	—	-995	-11	-333	-1,339

Total	-1,889	-21,995	-443	-6,267	-30,594

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group 2015 Skr thousand	Fee, includes committee fee	Fixed remuneration(1)	Other-benefits(2)	Pension fees (3)	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-614	—	—	—	-614
Other members of the Board of Directors:
Cecilia Ardström	-218	—	—	—	-218
Jan Belfrage	-217	—	—	—	-217
Lotta Mellström(5)	—	—	—	—	—
Ulla Nilsson	-236	—	—	—	-236
Jan Roxendal(4)	-327	—	—	—	-327
Teppo Tauriainen(5)	—	—	—	—	—
Susanne Lithander, from January 20, 2015	-209	—	—	—	-209
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,379	-75	-1,295	-5,749
Karl Johan Bernerfalk, General Counsel		-1,281	-10	-412	-1,703
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-910	-5	-186	-1,101
Stefan Friberg, Chief Risk Officer (CRO)	—	-1,688	-8	-282	-1,978
Johan Henningsson, Head of Sustainability	—	-1,139	-10	-366	-1,515
Per Jedefors, Chief Risk Officer (CRO), resigned with pension April 30, 2015	—	-1,390	-28	-228	-1,646
Jane Lundgren Ericsson, Head of Lending	—	-2,286	-50	-606	-2,942
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,266	-85	-473	-1,824
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,055	-91	-642	-2,788
Edvard Unsgaard, Head of Communication	—	-1,000	-11	-297	-1,308
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,134	-86	-1,103	-4,323

Total	-1,821	-20,528	-459	-5,890	-28,698

(1)	Predetermined salary or other compensation such as holiday pay and allowances.

(2)	Other benefits consist of, for example, car allowances and subsistence benefits.

(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.

(4)	Remuneration is invoiced from their private companies in accordance with the state guidelines.

(5)	Remuneration is not paid from the Company to the representatives on the Board of Directors, who are employed by the owner, the Swedish Government.

(6)	The retirement age of the CEO, Catrin Fransson is 65 years and the pension fee is 30 percent of her fixed salary.

Summary of total pension cost for defined benefit and defined contribution obligations

The total pension cost for defined benefit and defined contribution obligations are shown below

Skr mn	2017	2016	2015
Service cost	-5	-4	-7
Interest cost, net	-1	0	-2

Pension cost for defined benefit pensions, incl. payroll tax	-6	-4	-9
Pension cost for defined contribution pension cost incl. payroll tax	-52	-53	-53

Pension cost recognized in personnel costs	-58	-57	-62

Actuarial gains and (losses) on defined benefit obligation during period	-7	-35	60
Return above expected return, gains and (losses) on plan assets	3	5	-7
Change in the effect of the asset ceiling excluding interest	0	4	-4

Revaluation of defined benefit plans	-4	-26	49

The following table specifies the net value of defined benefit pension obligations

Skr mn	2017	2016	2015
Defined benefit obligations	263	254	215
Plan assets	-223	-216	-202
Restriction to net defined benefit asset due to the asset ceiling	0	0	4

Provision for pensions, net obligation (see Note 21 to the Consolidated Financial Statements)	40	38	17

The following table shows the development of defined benefit-obligations

Skr mn	2017	2016	2015
Defined benefit obligation, opening balance	254	215	267
Service cost	5	4	7
Interest cost	7	8	7
Pension Payments incl. special payroll tax	-10	-9	-7
Other	—	—	—
Actuarial (gains) and losses, effect due to changed demographic assumptions	—	—	—
Actuarial (gains) and losses, effect due to changed financial assumptions	9	38	-51
Actuarial (gains) and losses, effect due to experience based outcome	-2	-2	-8

Defined benefit obligation, closing balance	263	254	215

Summary of plan assets

The following table shows the development of plan assets related to defined benefit obligation

Skr mn	2017	2016	2015
Fair value of plan assets, opening balance	216	202	201
Expected return on plan assets	6	7	5
Contributions by the employer (1)	7	8	8
Benefits paid (2)	-8	-7	-5
Other	—	—	—
Return on plan assets excluding interest income	2	6	-7

Fair value of plan assets, closing balance	223	216	202

(1)	Expected contribution from the employer in the following year is Skr 7 million (2016: Skr 8 million; 2015: Skr 8 million) excluding payroll tax.

(2)	Expected compensation paid in the following year is Skr 9 million (2016: Skr 9 million; 2015: Skr 7 million).

The following table shows the distribution of plan assets related to defined benefit obligation

Skr mn	2017	2016	2015
Domestic equity investments	4	4	4
Foreign equity investments	16	4	12
Domestic government bonds	63	69	63
Domestic corporate bonds	40	69	63
Mortgage bonds	76	52	48
Properties	24	18	12

Total	223	216	202

Summary of principal actuarial assumptions used end of year

%	2017	2016	2015
Discount rate	2.5	2.7	3.4
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	1.6	1.6	1.6
Expected lifetime	DUS14	DUS14	DUS14
Expected turnover	5.0	5.0	5.0

Summary of sensitivity analysis of essential assumptions

	Negative outcome		Positive outcome
Discount rate	–1%	1.5%	+1%	3.5%
Defined benefit obligation		326		214
Service cost		6		3
Interest cost		5		7

Expected lifetime	+1 year		–1 year
Defined benefit obligation		273		251
Service cost		5		4
Interest cost		7		6

Summary of net reconciliation of pension liabilities

Skr mn	2017	2016	2015
Pension liabilities, opening balance	38	17	66
Net periodic pension cost	6	4	9
Contributions by the employer	-7	-8	-8
Net pension payments	-1	-1	-1
Revaluations recognized in other comprehensive income	4	26	-49

Pension liabilities, closing balance	40	38	17

Summary expected employee turnover

Average number of-employees	2017	2016	2015
Women	121	122	115
Men	131	138	136

Total average number of employees	252	260	251

Number of employees at year-end	2017	2016	2015
Women	122	122	124
Men	128	134	139

Total number of employees(1)	250	256	263

of which full-time employees	243	250	257
Allocation of women/men	48/52	47/53	46/54
of which part-time employees	7	6	6
Allocation of women/men	86/14	83/17	83/17
of which permanent-employees	246	251	254
Allocation of women/men	49/51	48/52	46/54
of which temporary employees	4	5	9
Allocation of women/men	50/50	20/80	67/33
of which managers	31	33	32
of which non-management	219	223	231

(1)	In addition to its employees, SEK engaged an average of 27 consultants (FTEs) in 2017.

Employees by age distribution	2017	2016	2015
Total number of employees	250	256	263

of which under the age of 30 years	16	16	22
of which between 30 and 50 years	142	153	163
of which over 50 years	92	87	78

Employee turnover	2017	2016	2015
Number of employees who left employment	31	26	17
of which women	12	9	5
of which men	19	17	12
of which under the age of 30 years	4	2	2
of which between 30 and 50 years	20	17	11
of which over 50 years	7	7	4

Health, %	2017	2016	2015
Absence due to sickness	3.3	4.0	3.1
Percentage of employees that use SEK’s fitness allowance	92.0	84.0	79.0

Equality and diversity	2017	2016	2015
Allocation of women/men on the Board of Directors	60/40	50/50	50/50
Allocation of women/men in SEK’s executive management	64/36	50/50	50/50
Allocation of women/men in management positions	42/58	36/64	38/62
Allocation of women/men at SEK in total	49/51	48/52	47/53
Allocation of employees with foreign/swedish background(1)	33/67	30/70	30/70

(1)

Foreign background is defined as “I was raised in a country other than Sweden (wholly or in part)”, “I was born in another country but raised in Sweden” and “I myself was born and raised in Sweden but have a parent/parents born and raised in another country”. The survey is conducted at least every three years.

Employee development	2017	2016	2015
Percentage of employees who had a performance review (percent)	95	98	98
Average number of training days per employee (all employees are white-collar workers)	2	3	2